Restricted Cash (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 29, 2023	Dec. 31, 2021
Restricted Cash (Details) [Line Items]
Investors sold shares (in Shares)	1,191,016	1,191,016		124,949
Price ranging per share (in Dollars per share)			$ 10
Restricted cash released	$ 14,000,000	$ 14,000,000
Cash and cash equivalents	$ 1,700,000	$ 1,700,000
Sales price per share (in Dollars per share)	$ 8.06	$ 8.06	$ 2.46	$ 2	$ 7.85
Restricted cash	$ 1,500,000	$ 1,500,000	$ 44,800,000
Loss on settlement	$ 378,895	$ 378,895
Held in certain account			29,500,000		$ 34,500,000
Escrow account			$ 15,300,000
Minimum [Member]
Restricted Cash (Details) [Line Items]
Price ranging per share (in Dollars per share)	$ 1.51	$ 1.51
Maximum [Member]
Restricted Cash (Details) [Line Items]
Price ranging per share (in Dollars per share)	$ 1.61	$ 1.61